Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative Liabilities [Line Items]
Schedule of Common Stock Purchase Derivative Liability Warrants

A continuity of the Company’s common stock purchase derivative liability warrants is as follows:

Derivative liabilities
Outstanding, December 31, 2023	$369,158
Change in fair value of derivative liabilities	(369,158)
Outstanding, December 31, 2024	$-
Change in fair value of derivative liabilities	-
Outstanding, September 30, 2025	$-

A continuity of the Company’s common stock purchase derivative liability warrants is as follows:

Derivative liabilities
Outstanding, December 31, 2022	$68,455
Addition of new derivatives during IPO	229,437
Change in fair value of derivative liabilities	71,266
Outstanding, December 31, 2023	$369,158
Change in fair value of derivative liabilities	(369,158)
Outstanding, December 31, 2024	$-

Schedule of Warrants Outstanding

As of September 30, 2025, the following equity warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
52	August 28, 2026	14,700
11	March 12, 2027	14,700
292	March 24, 2028	1,646
236,543	August 25, 2030	6.62
236,898		12.54

As of December 31, 2024, the following equity warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
179	August 28, 2026	4,200.00
72	March 12, 2027	4,200.00
138,485	October 30, 2029	78.40
1,021	March 24, 2028	470.40
139,978		88.67

Warrant [Member]
Derivative Liabilities [Line Items]
Schedule of Warrants Outstanding	As of September 30, 2025, the following warrants were outstanding:
Outstanding	Expiry date	Weighted average exercise price ($)
49	April 27, 2027	9,859
16	November 21, 2028	19,600
65		12,257

As of December 31, 2024, the following warrants were outstanding:

Outstanding	Expiry date[1]	Weighted average exercise price ($)
167	April 27, 2027	2,817
54	November 21, 2028	5,600
221		3,497
[1]	On April 28, 2023, the Company amended the warrant agreements for the 167 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023 compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.

Schedule of Fair Value Measurement

The following assumptions were used in the Black-Scholes option pricing model:

	December 31, 2024	December 31, 2023	November 21, 2023	December 31, 2022	July 15, 2022
Risk-free interest rate	4.25% - 4.27%	3.84 - 4.01%	4.41%	4.73%	3.12%
Expected life [1]	2.32 – 3.90 years	3.32 – 4.90 years	5 years	0.75 years	0.6 years
Expected dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	100%	100%	100%	100%	100.00%
[1]	On April 28, 2023, the Company amended the warrant agreements for the 167 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023 compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.

Embedded derivative liabilities [Member]
Derivative Liabilities [Line Items]
Schedule of Fair Value Measurement	The following assumptions were used in the Binomial Option Pricing Model:
Risk-free interest rate	3.66%
Expected life	3 years
Expected dividend rate	0.00%
Expected volatility	142%
Exercise price	(88% of lowest 10day VWAP )
Number of steps	300